7. Derivative Liability and Expense (December 2013 Note)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
7. Derivative Liability and Expense (December 2013 Note)

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risks including the entity’s own credit risk.

A fair value hierarchy for valuation inputs is established. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels and which is determined by the lowest level input that is significant to the fair value measurement in its entirety.

These levels are:

Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The following is a summary of the embedded conversion features associated with the Company’s Level 2 financial instruments:

	Level 1	Level 2	Level 3
Year Ended December 31, 2012
Embedded Conversion Feature	$–	$706,239	$–
Option Value	$–	$195,500	$–
Year Ended December 31, 2013
Embedded Conversion Feature	$–	$2,183,440	$–
Option Value	$–	$1,292,844	$–
Warrants Issued for Services	$–	$150,000	$–

Derivative expense recognized was $2,495,663 and $582,362 in December 31, 2013 and December 31, 2012, respectively.

	2013	2012
Balance - January 1, 2012 and 2011	$706,239	$230,877
Derivative Expense	2,495,663	582,362
Conversions	(1,018,462)	(107,000)
Balance - December 31, 2013 and 2012	$2,183,440	$706,239

The values of conversion shares were determined using the Black-Scholes formula. In connection with the valuation of conversion shares, the Company used the following assumptions:

	2013	2012
Dividend Yield	0%	0%
Risk Free Interest Rate	.11%-.33%	.16%-.25%
Price Volatility	223%-329%	412%- 690%
Term	0.5Yr.-1.0Yr.	1.0 Yr.